STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required minimum percentage of annual appropriations to general reserve fund	10.00%	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%	50.00%
Appropriation of reserves	$ 0	$ 0